Goodwill and Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill by segment
Goodwill	$ 1,170,490	$ 1,107,006	$ 555,220	$ 167,245	$ 8,568
Crude oil logistics
Goodwill by segment
Goodwill	579,845	606,383	246,345
Water solutions
Goodwill by segment
Goodwill	320,106	262,203	109,470
Liquids
Goodwill by segment
Goodwill	91,135	90,135	87,136
Retail propane
Goodwill by segment
Goodwill	114,285	114,285	112,269
Refined products and renewables
Goodwill by segment
Goodwill	$ 65,119	$ 34,000